Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 years	Sep. 30, 2010 years	Sep. 30, 2009
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill and intangible assets	$ 0
Amortization expense related to intangible assets		12.0	11.6	19.2
Expected remaining useful life		17	10
Estimated intangible asset amortization for 2011		12.0
Estimated intangible asset amortization for 2012		12.0
Estimated intangible asset amortization for 2013		12.0
Estimated intangible asset amortization for 2014		12.0
Estimated intangible asset amortization for 2015		12.0
Estimated intangible asset amortization after 2015		10.5
Aclara PLS's TWACS NG Software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets		$ 4.7	$ 4.5	$ 12.2
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of capitalized software, minimum		3
Estimated useful life of capitalized software, maximum		7
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Expected remaining useful life		20